Off-Balance Sheet Commitments - Additional Information (Detail) - SQZ Biotechnologies [member] $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Disclosure of off balance sheet commitments [line items]
Upfront payment received	$ 1
Maximum [Member]
Disclosure of off balance sheet commitments [line items]
Potential development, regulatory and commercial milestone payments	$ 56